DWS Money Market Prime Series Average Annual Total Returns - DWSMoneyMarketFund [Member] - DWS Money Market Fund - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		4.84%	2.26%	1.55%
Performance Inception Date	Nov. 25, 1974